Nature of Business (Details Textual)	1 Months Ended		3 Months Ended		6 Months Ended
	Sep. 26, 2018 USD ($) $ / shares shares	Oct. 20, 2017 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 £ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 £ / shares	Oct. 20, 2017 £ / shares	Oct. 20, 2017 $ / shares	Dec. 31, 2016 USD ($)
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		348,000,000
Stock Issued During Period, Value, New Issues		$ 17,400,000
Sale of Stock, Price Per Share | $ / shares											$ 5.00
Payments of Stock Issuance Costs		$ 1,700,000
Retained Earnings (Accumulated Deficit)			$ (119,697,638)		$ (119,697,638)			$ (110,336,867)
Cash and Cash Equivalents, at Carrying Value			15,069,942	$ 30,118,882	15,069,942	$ 30,118,882		$ 28,106,671				$ 34,098,812
Net Cash Provided by (Used in) Operating Activities					(12,681,719)	(13,867,180)
Net Income (Loss) Attributable to Parent			$ (8,022,196)	$ (320,016)	$ (9,360,771)	$ (12,904,527)
Common Stock, Par or Stated Value Per Share | £ / shares							£ 0.01		£ 0.01	£ 0.01
Subsequent Event [Member] | Aspire Capital Fund LLC [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares	30,000,000
Sale of Stock, Price Per Share | $ / shares	$ 0.02
Proceeds from Issuance or Sale of Equity	$ 20,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares	25,000,000
American Depositary Share [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,480,000
American Depositary Share [Member] | Subsequent Event [Member]
Nature Of Business [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 2.00